Supplement to the
Fidelity Advisor® Growth Opportunities Fund
Class A, Class T, Class C, Class I and Class Z
January 28, 2017
Summary Prospectus

Effective after close of business on March 24, 2017, Class T will be renamed Class M.

GO-SUM-17-01 1.9881400.100	March 1, 2017